SEGMENT INFORMATION (TABLES)	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2013	2014	2015
	$	$	$
Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	14,646	13,820	12,520
Intersegment sales	-	-	-

	14,646	13,820	12,520

Electric OEM:
Unaffiliated customers	7,287	9,116	9,853
Intersegment sales	-	-	-

	7,287	9,116	9,853

Intersegment eliminations	-	-	-

Total net sales	21,933	22,936	22,373

Operating income:
Metal stamping and Mechanical OEM	319	527	745
Electric OEM	142	352	605
Corporate	(106)	(86)	(79)

Total operating income	355	793	1,271

Interest expense:
Metal stamping and Mechanical OEM	6	1	-
Electric OEM	3	-	-

Total interest expense	9	1	-

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	353	306	226
Electric OEM	233	251	167

Total depreciation and amortization	586	557	393

Capital expenditure:
Metal stamping and Mechanical OEM	210	44	71
Electric OEM	109	29	58

Total capital expenditure	319	73	129

	As of March 31,
	2014	2015
	$	$
Total assets:
Metal stamping and Mechanical OEM	10,452	9,123
Electric OEM	4,859	7,732
Corporate	465	132

Total assets	15,776	16,987

	As of March 31,
	2014	2015
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	796	609
Electric OEM	417	485

Total long-lived assets	1,213	1,094

Schedule Of Segment Reporting Information By Geographical Segment [Table Text Block]

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2013	2014	2015
	$	$	$
Net sales:
Hong Kong and China	6,148	5,086	4,703
Other Asian countries	1,415	1,489	1,734
Europe	13,503	15,564	15,153
North America	867	797	783

	21,933	22,936	22,373